Leases - Summary of Right-of-use Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 39		$ 49
Depreciation		(27)		(30)
Additions		106		24
Derecognition			[1]	(5)
Effects of movement in exchange rates			[1]	1
Ending balance		118		39
Amounts recognized in profit or loss
Interest on lease liabilities		5		3
Income from sub-leasing right-of-use assets presented in ‘Revenue'		(1)		(2)
Expenses relating to short-term leases		1		1
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	[2]
Expenses relating to variable lease payments not included in the measurement of lease liabilities		1		1
Amounts recognized in statement of cash flows
Cash outflow for leases		24		30
Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		39		48
Depreciation		(27)		(29)
Additions		100		24
Derecognition			[1]	(5)
Effects of movement in exchange rates			[1]	1
Ending balance		112		39
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			[1]	1
Depreciation			[1]	(1)
Additions		6			[1]
Derecognition	[1]
Effects of movement in exchange rates	[1]
Ending balance		$ 6			[1]

[1]	Amounts less than $1 million
[2]	Amount less than $1 million